FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

The following table represents the individual positions and related values of underlying securities of the CGFCJPBK Index Total Return Swap with Citibank.

Name	Quantity	Value	Weight
Mitsubishi Ufj Financial Group	8,269	$ 70,221	10.01%
Resona Holdings, Inc.	10,500	58,226	8.30%
Sumitomo Mitsui Financial Group	1,137	55,917	7.97%
Mizuho Financial Group, Inc.	3,226	54,873	7.83%
Chiba Bank Ltd.	7,371	53,662	7.65%
Concordia Financial Group Ltd.	11,694	53,352	7.61%
Sumitomo Mitsui Trust Holdings	1,385	52,219	7.45%
Fukuoka Financial Group, Inc.	1,712	41,032	5.85%
Bank Of Kyoto Ltd.	708	40,275	5.74%
Mebuki Financial Group, Inc.	11,425	31,643	4.51%
Shizuoka Financial Group, Inc.	3,781	30,857	4.40%
Yamaguchi Financial Group, Inc.	3,475	30,488	4.35%
77 Bank Ltd.	1,171	24,841	3.54%
Kyushu Financial Group, Inc.	4,214	21,753	3.10%
Hirogin Holdings, Inc.	3,257	20,002	2.85%
Nishi-Nippon Financial Holdings	1,303	14,903	2.13%
Shiga Bank Ltd.	491	11,503	1.64%
Gunma Bank Ltd.	1,642	7,669	1.10%
Hachijuni Bank Ltd.	1,327	7,331	1.05%
Aozora Bank Ltd.	346	7,068	1.01%
Seven Bank Ltd.	3,321	6,912	0.99%
Sbi Shinsei Bank Ltd.	347	6,417	0.92%
		$ 701,164	100.00%

The following table represents the individual positions and related values of underlying securities of the GSGLPHRE Index Total Return Swap with Goldman Sachs.

Name	Quantity	Value	Weight
Carter's, Inc.	(3,182)	$ (220,815)	9.90%
Zalando Se	(7,902)	(183,289)	8.21%
American Eagle Outfitters	(11,109)	(182,189)	8.17%
Gap, Inc.	(16,716)	(176,860)	7.93%
Steven Madden Ltd.	(5,463)	(171,763)	7.70%
Ebay, Inc.	(3,536)	(154,364)	6.92%
Newell Brands, Inc.	(15,911)	(138,430)	6.20%
Kohls Corp.	(6,843)	(137,538)	6.16%
Canada Goose Holdings Inc	(8,908)	(131,309)	5.88%
Vf Corp.	(7,368)	(122,235)	5.48%
Bath & Body Works, Inc.	(3,596)	(119,412)	5.35%
Estee Lauder Companies Class A	(825)	(117,090)	5.25%
Victoria'S Secret & Co.	(6,169)	(100,620)	4.51%
Hanesbrands, Inc.	(20,508)	(73,828)	3.31%
Tapestry, Inc.	(1,816)	(51,131)	2.29%
Wayfair, Inc. Class A	(624)	(37,224)	1.67%
Sally Beauty Holdings, Inc.	(4,272)	(35,247)	1.58%
Revolve Group, Inc.	(2,260)	(30,177)	1.35%
Hennes & Mauritz Ab B Shares	(15,120)	(19,459)	0.87%
Fnac Darty SA	(570)	(14,268)	0.64%
Kinnevik Ab -Class B	(8,085)	(7,334)	0.33%
Kingfisher Plc	(65,208)	(2,138)	0.10%
Next Plc	(1,665)	(1,810)	0.08%
Marks & Spencer Group Plc	(44,969)	(1,580)	0.07%
Asos Plc	(10,737)	(625)	0.03%
Boohoo Group Plc	(116,120)	(555)	0.02%
		$ (2,231,290)	100.00%

The following table represents the individual positions and related values of underlying securities of the GSMBATDM Index Total Return Swap with Goldman Sachs.

Name	Quantity	Value	Weight
Lululemon Athletica, Inc.	732	$ 277,266	13.88%
Autozone, Inc.	106	271,303	13.59%
Tractor Supply Company	1,307	265,772	13.31%
O'Reilly Automotive, Inc.	284	260,998	13.07%
TJX Companies, Inc.	2,674	239,569	12.00%
Five Below	1,168	183,750	9.20%
Mercadolibre, Inc.	143	182,607	9.15%
Industria De Diseno Textil	4,374	174,255	8.73%
Deckers Outdoor Corp.	275	139,516	6.99%
ASICS Corp.	6,480	1,523	0.08%
		$ 1,996,559	100.00%
FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

The following table represents the top 50 individual positions and related values, on an absolute basis, of underlying securities of the MSFDRUS I
Index Total Return Swap with Morgan Stanley.

Name	Quantity	Value	Weight
Novo Nordisk A/S-B	7,524	$ 686,979	5.43%
Eli Lilly & Co.	1,224	657,447	5.20%
Mowi Asa	26,583	471,129	3.73%
Pinduoduo, Inc. - ADR	4,488	440,138	3.48%
Equinix, Inc.	569	413,242	3.27%
Republic Services, Inc.	2,481	353,567	2.80%
Salmar Asa	6,602	335,434	2.65%
Clean Harbors, Inc.	1,753	293,382	2.32%
Kweichow Moutai Co. LTD Class A	1,072	264,181	2.09%
Waste Connections, Inc.	1,920	257,886	2.04%
Waste Management, Inc.	1,664	253,660	2.01%
Luzhou Laojiao Co. Ltd. Class A	8,129	241,312	1.91%
Bakkafrost P/F	4,325	221,402	1.75%
Chevron Corp.	1,246	210,259	1.66%
Exxon Mobil Corp.	1,781	209,568	1.66%
Shell Plc	6,465	208,673	1.65%
Veolia Environnement	7,110	206,202	1.63%
Bp Plc	31,737	205,977	1.63%
Totalenergies Se	3,123	205,900	1.63%
Gfl Environmental, Inc.	6,370	202,311	1.60%
Klepierre	(7,863)	(193,270)	-1.53%
Schlumberger Ltd.	3,244	189,125	1.50%
Biem.L.Fdlkk Garment Co.	40,404	186,181	1.47%
Castellum Ab	16,572	169,245	1.34%
Edenred	2,686	168,350	1.33%
Airbus Se	1,227	164,732	1.30%
Commonwealth Bank Of Australia	(2,559)	(163,266)	-1.29%
Transdigm Group, Inc.	191	161,038	1.27%
Tidewater, Inc.	2,109	149,887	1.19%
Noble Corp. Plc	2,944	149,114	1.18%
Extreme Networks, Inc.	6,090	147,439	1.17%
Smartsheet, Inc. Class A	3,615	146,263	1.16%
Okta, Inc.	1,791	145,984	1.15%
Wuliangye Yibin Co. Ltd. Class A	6,594	141,038	1.12%
Sprinklr, Inc. Class A	10,186	140,974	1.12%
Cheniere Energy, Inc.	842	139,844	1.11%
Berkeley Group Holdings	2,723	136,504	1.08%
Monday.Com Ltd.	846	134,700	1.07%
Equinor Asa	4,048	133,007	1.05%
Alkami Technology, Inc.	7,079	128,979	1.02%
Unibail-Rodamco-Westfield	(2,455)	(121,439)	-0.96%
National Australia Bank Ltd.	(6,494)	(120,480)	-0.95%
Digital Realty Trust, Inc.	993	120,173	0.95%
New Relic, Inc.	1,364	116,786	0.92%
Toast, Inc. Class A	6,084	113,953	0.90%
Adnoc Drilling Co Pjsc	103,639	113,429	0.90%
Darling Ingredients, Inc.	2,143	111,865	0.88%
Japan Airlines Co. Ltd.	(5,715)	(111,266)	-0.88%
Diamond Offshore Drilling Inc.	7,548	110,805	0.88%
Confluent, Inc. Class A	3,740	110,741	0.88%
Other Underlying Index Components*	(893,414)	3,481,673	27.53%
		$ 12,640,757	100.00%

*Largest 50 underlying components by market value at September 30, 2023.